Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials		$ 11,588	$ 5,406
Goods in transit		4,643	7,164
Work in process		977	1,023
Finished goods		741	127
Less: Provision		(918)	(1,038)
Inventories, net	$ 14,119	$ 17,031	$ 12,682